DEBT (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of long-term debt instruments

(in thousands of $)	2013	2012
Term Notes due February 1, 2019	42,015	46,350
Less: short-term portion	(4,685)	(4,335)
	37,330	42,015

Schedule of maturities of long-term debt	The outstanding debt as of December 31, 2013 is repayable as follows:

(in thousands of $)
Year ending December 31,
2014	4,685
2015	5,070
2016	5,490
2017	5,935
2018	6,425
Thereafter	14,410
Total debt	42,015

Schedule of sinking fund redemption payments
The following table provides the scheduled sinking fund redemption amounts and final principal payment on the Term Notes.

Scheduled Payment Date (in thousands of $)	Amount
February 1, 2014	2,295
August 1, 2014	2,390
February 1, 2015	2,485
August 1, 2015	2,585
February 1, 2016	2,690
August 1, 2016	2,800
February 1, 2017	2,910
August 1, 2017	3,025
February 1, 2018	3,150
August 1, 2018	3,275
February 1, 2019	14,410
Total debt	42,015